Associated entities and consolidated subsidiaries - Significant restrictions (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial instruments received as collateral	$ 65,177	$ 82,342
Santander Consumo, S.A. de C.V., Sociedad Financiera de Objeto Multiple, Entidad Regulada
Financial instruments
Assets to which significant restrictions apply	38,500
Santander Inclusion Financiera, S.A. de C.V., Sociedad Financiera de Objeto Multiple, Entidad Regulada
Financial instruments
Assets to which significant restrictions apply	343
Statutory reserve
Financial instruments
Liabilities to which significant restrictions apply	14,346
Statutory reserve on individual basis
Financial instruments
Liabilities to which significant restrictions apply	11,217
Financial instruments in connection with derivative transactions in organized markets
Financial instruments
Financial assets pledged as collateral	4,123	5,153
Deposits - Credit institutions and customers | Financial instrument in connection with OTC derivative transactions
Financial instruments
Liabilities to which significant restrictions apply	27,954
Debt instruments. | Financial instrument in connection with OTC derivative transactions
Financial instruments
Liabilities to which significant restrictions apply	5,483
M, M3 and M5 Mexican Government Bonds (M Bonds) | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	0
M, M3 and M5 Mexican Government Bonds (M Bonds) | Financial instruments in connection with securities loans transactions
Financial instruments
Assets to which significant restrictions apply	0
Deposits with Central Bank
Financial instruments
Assets to which significant restrictions apply	23,978
Debt instruments. | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	70,356
Financial instruments received as collateral	59,557	76,592
Debt instruments. | Financial instrument in connection with OTC derivative transactions
Financial instruments
Financial instruments received as collateral	5,483	5,736
Debt instruments. | Financial assets at fair value through other comprehensive income category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Financial assets pledged as collateral	129,240	96,681
Debt instruments. | Financial assets at fair value through other comprehensive income category | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	4,998
Debt instruments. | Financial assets at fair value through profit or loss category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	201,447
Financial assets pledged as collateral	201,477	92,764
Debt instruments. | Financial assets at fair value through profit or loss category | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	10,729	8,678
Debt instruments. | Financial assets at fair value through profit or loss category | Financial instrument in connection with OTC derivative transactions
Financial instruments
Assets to which significant restrictions apply	5,306
Financial assets pledged as collateral	5,306	4,472
Special CETES
Financial instruments
Assets to which significant restrictions apply	3,688
Bonos de Regulacion Monetaria Reportables (BREMS R)
Financial instruments
Assets to which significant restrictions apply	7,785
Bonos de Regulacion Monetaria Reportables (BREMS R) | Financial assets at amortized cost category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	7,706
Financial assets pledged as collateral	7,706	4,999
Mexican government securities | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	129,240
Mexican government securities | Financial instruments in connection with securities loans transactions
Financial instruments
Assets to which significant restrictions apply	10,729
Equity instruments. | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	0
Financial instruments received as collateral	137	14
Equity instruments. | Financial assets at fair value through profit or loss category | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	7	0
Financial instruments received as collateral	137	14
Loans and advances - Customers
Financial instruments
Financial assets pledged as collateral	4,123	5,153
Loans and advances - Customers | Financial instruments in connection with derivative transactions in organized markets
Financial instruments
Assets to which significant restrictions apply	4,123
Loans and advances - Credit institutions | Financial instrument in connection with OTC derivative transactions
Financial instruments
Assets to which significant restrictions apply	27,954
Loans and advances - Credit institutions | Other financial assets at fair value through profit or loss | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Financial instruments received as collateral	59,599	54,097
Loans and advances - Credit institutions | Financial assets at amortized cost category | Financial instrument in connection with OTC derivative transactions
Financial instruments
Financial assets pledged as collateral	$ 27,954	$ 14,300